UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  747 Third Avenue
          33rd Floor
          New York, NY  10017

13F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Conneely
Title:  Chief Financial Officer of the Funds
Phone:  (212) 821-1485


Signature, Place and Date of Signing:

/s/ Christopher Conneely            New York, NY            November 12, 2004
--------------------------       ------------------     -----------------------
       [Signature]                  [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      3

Form 13F Information Table Entry Total:                50

Form 13F Information Table Value Total:       $ 1,190,350
                                              (thousands)


List of Other Included Managers:

Form 13F File Number       Name


     28- xxxx              Elm Ridge Capital Partners, L.P.
     28- xxxx              Elm Ridge Value Advisors, LLC
     28- xxxx              Elm Ridge Value Partners Offshore Fund, Inc.
    --------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE




TABLE>

COLUMN 1                         COLUMN  2    COLUMN 3     COLUMN 4            COLUMN 5     COLUMN 6  COLUMN 7       COLUMN 8

                                 TITLE OF                VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE  SHARED    NONE
--------------                   -----      -----       --------      -------   --- ----   ----------  ----   ----  ------    ----
ALLMERICA FINANCIAL CORP.        COM        019754100    16,663         619,900  SH         Shared     1,2,3          619,900
ALLTEL CORPORATION               COM        020039103    29,146         530,800  SH         Shared     1,2,3          530,800
AMAZON COM                       COM        023135106     4,088         100,000      PUT    Shared     1,2,3          100,000
AMERICAN HOME MTG INVT CORP      COM        02660R107    26,281         940,300  SH         Shared     1,2,3          940,300
AMERICAN ITALIAN PASTA CO        CL A       027070101     4,184         160,000      PUT    Shared     1,2,3           80,800
APRIA HEALTHCARE GROUP           COM        037933108    32,640       1,197,800  SH         Shared     1,2,3        1,197,800
ASHLAND INCCMN                   COM        044204105    38,454         685,700  SH         Shared     1,2,3          685,700
BANTA CORPORATION                COM        066821109    28,028         705,100  SH         Shared     1,2,3          705,100
BED BATH & BEYOND INC            COM        075896100     9,278         250,000      PUT    Shared     1,2,3          250,000
BOISE CASCADE CORP.              COM        097383103    28,957         870,100  SH         Shared     1,2,3          870,100
BOWATER INCCMN                   COM        102183100    31,728         830,800  SH         Shared     1,2,3          830,800
BLOCKBUSTER INC                  COM        093679108    28,884       3,805,600  SH         Shared     1,2,3        3,805,600
BRUNSWICK CORP.                  COM        117043109    34,837         761,300  SH         Shared     1,2,3          761,300
CERNER CORP                      COM        156782104     4,326         100,000      PUT    Shared     1,2,3          100,000
CLEVELAND CLIFFS,INC (HLDG CO)   COM        185896107    16,174         200,000      PUT    Shared     1,2,3          200,000
CLEVELAND CLIFFS,INC (HLDG CO)   COM        185896107    59,528         736,100  SH         Shared     1,2,3          736,100
COLGATE PALMOLIVE                COM        194162103    13,554         300,000      PUT    Shared     1,2,3          300,000
COMMSCOPE INC                    COM        203372107    16,744         775,200  SH         Shared     1,2,3          775,200
CONSECO, INC.                    COM        208464883    34,444       1,950,400  SH         Shared     1,2,3        1,950,400
CONVERGYS CORPORATION            COM        212485106    14,042       1,045,600  SH         Shared     1,2,3        1,045,600
CROWN HOLDINGS INC               COM        228368106    19,520       1,893,300  SH         Shared     1,2,3        1,893,300
DEVON ENERGY CORP (NEW)          COM        25179M103    40,975         577,036  SH         Shared     1,2,3          577,036
R R DONNELLEY & SONS CO          COM        257867101    35,207       1,124,108  SH         Shared     1,2,3        1,124,108
ENTERASYS NETWORKS INC           COM        293637104    15,638       9,773,700  SH         Shared     1,2,3        9,773,700
FED HOME LN MTG CORP             COM        313400301    30,448         466,700  SH         Shared     1,2,3          466,700
HANDLEMAN CO                     COM        410252100    43,915       2,146,400  SH         Shared     1,2,3        2,146,400
HARLEY DAVIDSON                  COM        412822108    11,888         200,000      PUT    Shared     1,2,3          200,000
HAYES LEMMERZ INTL INC           COM        420781304    10,638       1,047,093  SH         Shared     1,2,3        1,047,093
HEALTH NET INC                   COM        42222G108    32,148       1,300,500  SH         Shared     1,2,3        1,300,500
HUNTINGTON BANCSHARES INC        COM        446150104     2,292          92,000      CALL   Shared     1,2,3           92,000
INTERNATIONAL STEEL GROUP, INC   COM        460377104    11,795         350,000  SH         Shared     1,2,3          350,000
KELLWOOD COMPANY                 COM        488044108    53,731       1,474,100  SH         Shared     1,2,3        1,474,100
MCI INC.                         COM        552691107    34,673       2,070,000  SH         Shared     1,2,3        2,070,000
MASSEY ENERGY CORP               COM        576206106    38,060       1,315,600  SH         Shared     1,2,3        1,315,600
MAXTOR CORP                      COM        577729205     6,803       1,308,200  SH         Shared     1,2,3        1,308,200
MERCK & CO.INC.                  COM        589331107    19,800         600,000  SH         Shared     1,2,3          600,000
OCEANEERING INTL INC             COM        675232102    38,756       1,052,000  SH         Shared     1,2,3        1,052,000
PAR PHARMACEUTICAL COS INC       COM        69888P106    18,339         510,400  SH         Shared     1,2,3          510,400
PRAECIS PHARMACEUTICALS INC.     COM        739421105     6,170       2,804,400  SH         Shared     1,2,3        2,804,400
QUANTUM CORP                     COM        747906204    16,591       7,182,300  SH         Shared     1,2,3        7,182,300
RINKER GROUP LIMITED             SPON ADR   76687M101    22,588         360,600  SH         Shared     1,2,3          360,600
SAPPI LTD                        SPON ADR   803069202    45,768       3,196,100  SH         Shared     1,2,3        3,196,100
SEARS ROEBUCK & CO               COM        812387108    24,113         605,100  SH         Shared     1,2,3          605,100
SIERRA PACIFIC RESOURCES (NEW)   COM        826428104    16,701       1,866,000  SH         Shared     1,2,3        1,866,000
SILICON LABORATORIES             COM        826919102     6,618         200,000      PUT    Shared     1,2,3          200,000
TASER INT'L INC                  COM        87651B104    11,265         300,000      PUT    Shared     1,2,3          300,000
UNITED STATES STEEL CORP         COM        912909108    22,572         600,000      CALL   Shared     1,2,3          600,000
UNITED STATES STEEL CORP         COM        912909108    60,215       1,600,600  SH         Shared     1,2,3        1,600,600
UNITED STATIONERS INC            COM        913004107    17,703         407,900  SH         Shared     1,2,3          407,900
URBAN OUTFITTERS INC             COM        917047102     3,440         100,000      PUT    Shared     1,2,3          100,000


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03563.0001 #525159